Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2020	2019	2018
	(in € millions)
Key management compensation
Short term employee benefits	5	5	4
Share-based compensation	30	22	19
Termination benefits	—	—	1
	35	27	24